S000071710 [Member] Expense Example - Putnam Focused Large Cap Value ETF - C000227196	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	178
Expense Example, with Redemption, 5 Years	311
Expense Example, with Redemption, 10 Years	$ 700